UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Roger H. Jenswold & Company Inc.
Address: 5847 San Felipe Suite 4100
         Houston, TX 77057



13F File Number: 28-03940

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    Janice Darden
Title:   Office Admin_
Phone:   713-789-9060_
Signature, Place, and Date of Signing:

_____________________     Houston, Texas     October 16, 2009
    [Signature]            [City, State]      [Date]


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:NONE




I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:43
Form 13F Information Table Value Total:$71,768


List of Other Included Managers:

No.   13F File Number        Name


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

                                                   ROGER H. JENSWOLD & COMPANY INC.                                          PAGE 1
                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/09

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES CORPORATION                COM              00130H105      159    10700 SH       DEFINED                  2000        0     8700
AMGEN INC                      COM              031162100      955    15850 SH       DEFINED                  6660        0     9190
ANADARKO PETROLEUM CORP        COM              032511107     2575    41045 SH       DEFINED                 18545        0    22500
AVNET INC                      COM              053807103      546    21008 SH       DEFINED                  7177        0    13831
BED BATH AND BEYOND            COM              075896100     1459    38860 SH       DEFINED                 17705        0    21155
C.B. RICHARD ELLIS             COM              12497T101      695    59200 SH       DEFINED                 34300        0    24900
CELGENE CORPORATION            COM              151020104     3265    58414 SH       DEFINED                 28614        0    29800
CISCO SYS INC                  COM              17275R102     2852   121165 SH       DEFINED                 55880        0    65285
COCA-COLA COMPANY              COM              191216100     3282    61117 SH       DEFINED                 30685        0    30432
CONOCOPHILLIPS                 COM              20825C104     1509    33420 SH       DEFINED                 12244        0    21176
CULLEN FROST BANKERS INC       COM              229899109      265     5125 SH       DEFINED                  1100        0     4025
EMC CORPORATION MASS           COM              268648102     3364   197402 SH       DEFINED                 96712        0   100690
EXXON MOBIL CORP               COM              30231G102     4213    61412 SH       DEFINED                 33727        0    27685
FIFTH THIRD BANCORP            COM              316773100      105    10320 SH       DEFINED                  5100        0     5220
GENERAL ELECTRIC CO.           COM              369604103     1755   106897 SH       DEFINED                 39007        0    67890
GENZYME CORPORATION            COM              372917104      431     7590 SH       DEFINED                  3750        0     3840
HCC INSURANCE HLDGS INC        COM              404132102     4275   156294 SH       DEFINED                 72002        0    84292
HALLIBURTON CO                 COM              406216101      311    11480 SH       DEFINED                  5104        0     6376
HARLEY DAVIDSON                COM              412822108     1519    66060 SH       DEFINED                 38465        0    27595
JACK HENRY & ASSOC INC         COM              426281101     2354   100315 SH       DEFINED                 53735        0    46580
HESS CORP                      COM              42809H107      732    13692 SH       DEFINED                  5047        0     8645
HONEYWELL INTERNATIONAL INC    COM              438516106     1662    44740 SH       DEFINED                 17945        0    26795
HUGOTON ROYALTY TRUST-         COM              444717102      390    21750 SH       DEFINED                 19550        0     2200
INTEL CORP                     COM              458140100     1463    74735 SH       DEFINED                 45690        0    29045
INTERNATIONAL BUSINESS MACH.   COM              459200101     3142    26270 SH       DEFINED                 16339        0     9931
JPMORGAN CHASE & CO            COM              46625H100      386     8800 SH       DEFINED                  3500        0     5300
JOHNSON & JOHNSON              COM              478160104     2947    48404 SH       DEFINED                 22704        0    25700
MASCO CORPORATION              COM              574599106      974    75400 SH       DEFINED                 29050        0    46350
NUVEEN REAL ESTATE INCOME FD   FUND             67071B108      957   121800 SH       DEFINED                107100        0    14700
PEPSICO INC                    COM              713448108      443     7550 SH       DEFINED                  1550        0     6000
PFIZER INC                     COM              717081103      460    27805 SH       DEFINED                 11755        0    16050
PIONEER NATURAL RESOURCES      COM              723787107      884    24350 SH       DEFINED                 12400        0    11950
PROSPERITY BANCSHARES INC      COM              743606105     1417    40743 SH       DEFINED                 17386        0    23357
RUSH ENTERPRISES CLASS A       COM              781846209     2144   165925 SH       DEFINED                 87325        0    78600
S&P 500 EQUAL WGT. RYDEX ETF   COM              78355W106     3902   104614 SH       DEFINED                 65672        0    38942
S&P 500 EQ WGT ENERGY RYDEX    COM              78355W866      892    19130 SH       DEFINED                 10125        0     9005
GOLD TRUST SPDR ETF            COM              78463V107     1419    14355 SH       DEFINED                  7885        0     6470
SCHLUMBERGER LIMITED           COM              806857108      894    14998 SH       DEFINED                  8998        0     6000
TEVA PHARMACEUTICAL ADR 1/10   COM              881624209     5121   101285 SH       DEFINED                 50325        0    50960
TEXAS INSTRUMENTS INC          COM              882508104      933    39375 SH       DEFINED                 20000        0    19375
3M COMPANY                     COM              88579Y101     2944    39887 SH       DEFINED                 20312        0    19575
UGI CORPORATION                COM              902681105     1186    47345 SH       DEFINED                 25310        0    22035
WELLS FARGO & CO (NEW)         COM              949746101      587    20822 SH       DEFINED                  7320        0    13502


 LINE COUNT: 43
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